SIGNIFICANT FOURTH QUARTER ADJUSTMENTS	12 Months Ended
Dec. 31, 2011
Extraordinary and Unusual Items [Abstract]
Unusual or Infrequent Items Disclosure [Text Block]
19. SIGNIFICANT FOURTH QUARTER ADJUSTMENTS

During the fourth quarter of fiscal 2011, the Company recorded the following unusual or infrequently occurring items or adjustments that were deemed to be material to the fourth quarter results:

•	The company reclassified warrants out of a liability and into equity for $424 thousand.

During the fourth quarter of fiscal 2010, the Company recorded the following unusual or infrequently occurring items or adjustments that were deemed to be material to the fourth quarter results:

•	A gain on extinguishment of liabilities of $893 thousand in connection with the payment of the principal and accrued interest amounts owed on the Senior Notes.

•	An impairment loss of $667 thousand on the write down of the fair value of a long term investment (See Note 8 to our Consolidated Financial Statements, appearing elsewhere in this prospectus).

•	A charge of $223 thousand relating to the reconciliation of year-end inventory based on physical count.

•	Reduction of deferred tax liability of $805 thousand in connection with year-end tax provision.